DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 09, 2017	Feb. 29, 2020	Feb. 23, 2019	Feb. 24, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Goodwill impairment	$ 142.3			$ 142.3